Annual Operating Expenses {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2020 Fund	Jul. 15, 2022
Class A
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.83%	[1]
Fidelity Advisor Freedom 2020 Fund-Class M
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	1.08%	[1]
Class C
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.58%	[1]
Class I
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.58%	[1]
Class Z
Operating Expenses:
Management fee	0.50%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.51%	[1]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.